Schedule of movement of allowances for expected credit loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Balance at January 1	$ 1,371,341	$ 1,428,739
Addition	69,474
Foreign exchange difference	45,518	(57,398)
Balance at December 31	$ 1,486,333	$ 1,371,341